TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2024
TRADE RECEIVABLES, NET
Schedule of trade receivables, net

	December 31,
	2024	2023
Open accounts	$3,304	$2,006
Less - allowance for expected credit losses	(247)	(126)
Trade receivables, net	$3,057	$1,880

Schedule of movement in allowance for expected credit losses

	2024	2023
Balance as of January 1,	$126	$89
Provision for the year	131	392
Derecognition of bad debts	(135)	(347)
Reversal in respect of collected accounts	(41)	(8)
Initially consolidated subsidiary	174	—
Currency translation	(8)	—
Balance as of December 31,	$247	$126

Schedule of credit risk exposure of the company's trade receivables

December 31, 2024:

		Past due trade receivables
	Not	< 30	31 – 60	61 – 90	91 – 120	>120
	past due	Days	days	days	days	days	Total

	$ in thousands

Gross carrying amount	$2,120	$645	$221	$210	$96	$12	$3,304
Allowance for expected credit losses	$4	$3	$21	$159	$54	$6	$247

December 31, 2023:

		Past due trade receivables
	Not	< 30	31 – 60	61 – 90	91 – 120	>120
	past due	Days	days	days	days	days	Total

	$ in thousands

Gross carrying amount	$1,135	$523	$193	$27	$64	$64	$2,006
Allowance for expected credit losses	$3	$5	$5	$27	$45	$41	$126